GS Mortgage-Backed Securities Trust 2022-HP1 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)

Run Date - 4/22/2022 12:13:28 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	1	189	0.53%	368
Amortization Term	0	11	0.00%	368
Borrower Last Name	0	179	0.00%	368
City	0	179	0.00%	368
First Payment Date	0	179	0.00%	368
Investor: Qualifying Total Debt Ratio	46	189	24.34%	368
Maturity Date	0	179	0.00%	368
MERS Min Number	0	179	0.00%	368
Occupancy	0	178	0.00%	368
Original CLTV	2	189	1.06%	368
Original Interest Rate	1	189	0.53%	368
Original Loan Amount	1	368	0.27%	368
Original LTV	2	189	1.06%	368
Purpose	0	189	0.00%	368
Representative FICO	1	189	0.53%	368
State	0	368	0.00%	368
Street	0	190	0.00%	368
Zip	0	368	0.00%	368
Total	54	3,701	1.46%	368